Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 – phone 508-460-2401 – fax	commonwealthannuity.com * 800.9171909
Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT – 12/31/2010

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

March 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7799 1933 Act Registration Numbers: 333-11377 CIK: 00001020506 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 24, 2011
Delaware VIP Trust (Standard Class)	814230	March 1, 2011
Gabelli Capital Series Funds Inc. (Class AAA)	901246	March 9, 2011
Invesco Variable Insurance Funds (Series I Shares)	896435	February 25, 2011
Lazard Retirement Series Inc. (Service Shares)	1033669	February 25, 2011
Lincoln Variable Insurance Products Trust (Standard Class)	914036	February 24, 2011
MFS® Variable Insurance TrustSM (Initial Class)	918571	March 2, 2011
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	February 24, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel

and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772